Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,282,481	¥ 1,227,208
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,102,120	1,052,267
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	170,816	166,383
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	6,197	5,181
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,923	2,939
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	425	438
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	9,581	7,904
Fair value of derivative payables	[2]	9,206	7,541
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,054	5,786
Fair value of derivative payables	[2]	6,788	5,610
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,342	1,959
Fair value of derivative payables	[2]	2,202	1,758
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	148	125
Fair value of derivative payables	[2]	176	142
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	21	18
Fair value of derivative payables	[2]	25	17
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	16	16
Fair value of derivative payables	[2]	¥ 15	¥ 14

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.